Segments and Geographic Information (Details) - Schedule of sales revenues - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Segment Reporting Information [Line Items]
Total, sales revenues	$ 9,536,987	$ 8,210,595	$ 7,978,099
Total, sales revenues, percentage	100.00%	100.00%	100.00%
Total, direct costs	$ 4,909,704	$ 2,190,768	$ 3,116,176
Total, direct costs, percentage	100.00%	100.00%	100.00%
Total, gross profit (loss)	$ 4,627,283	$ 6,019,827	$ 4,861,923
Total, gross profit (loss), percentage
NEVs sales [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 1,443,917	$ 398,613	$ 1,343,515
Total, sales revenues, percentage	15.00%	5.00%	17.00%
Total, direct costs	$ 1,400,211	$ 366,523	$ 1,346,436
Total, direct costs, percentage	29.00%	17.00%	43.00%
Total, gross profit (loss)	$ 43,706	$ 32,090	$ (2,921)
Total, gross profit (loss), percentage	1.00%	1.00%	0.00%
Franchisees service revenues [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 8,093,070	$ 7,811,982	$ 6,634,584
Total, sales revenues, percentage	85.00%	95.00%	83.00%
Total, direct costs	$ 3,509,493	$ 1,824,245	$ 1,769,740
Total, direct costs, percentage	71.00%	83.00%	57.00%
Total, gross profit (loss)	$ 4,583,577	$ 5,987,737	$ 4,864,844
Total, gross profit (loss), percentage	99.00%	99.00%	100.00%